Taxation (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movements of valuation allowance
Balance at beginning of the year	(19,863)	(17,315)	(13,652)
Provision for the year	(633)	(2,548)	(3,663)
Balance at end of the year	(20,496)	(19,863)	(17,315)
Maximum
Income tax valuation allowance
Deductible advertising expenses as percentage of revenues	15.00%